Expenses by nature - Capital reorganization (Details) £ in Thousands	Dec. 16, 2021 $ / shares shares	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Share-based payments
Warrants acquired (15,701,067 warrants at $1.04 per warrant)		£ (907)	£ (4,961)
Accounts payable acquired		(16,868)	(16,031)
Foreign exchange differences		£ 1,484	£ 8,365	£ (85)
Capital reorganization
Share-based payments
Market value of 9,203,984 ordinary shares ($10.68 per share)				74,265
Cash acquired				4,728
Warrants acquired (15,701,067 warrants at $1.04 per warrant)				(11,997)
Accounts payable acquired				(2,289)
Add net liabilities acquired				9,558
Foreign exchange differences				671
Charge for listing services				£ 83,152
Number of ordinary shares issued | shares	9,203,984
Market value per ordinary share | $ / shares	$ 10.68
Value per warrant | $ / shares	$ 1.04
Number of warrants issued | shares	15,701,067